BALANCE SHEETS (FY)	Dec. 31, 2019 USD ($)
Current assets
Deferred offering costs	$ 26,171
TOTAL ASSETS	26,171
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accrued expenses	1,000
Accrued offering costs	26,171
Total Current Liabilities	27,171
TOTAL LIABILITIES	27,171
Commitments and Contingencies (Note 7)
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(1,000)
Total Stockholders' Equity (Deficit)	(1,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 26,171